ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
August 22, 2022

Re:	ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310
ETFMG Alternative Harvest ETF (S000051172)
(the “Fund”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Fund, hereby certifies that the form of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 152 filed and effective August 18, 2022 to the Trust’s Registration Statement on Form N-1A.
If you have any questions or require further information, please contact Kent Barnes at 414-550-7433 or kent.barnes@usbank.com.
Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Administrator to the ETF Managers Trust